Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements include those of the Company and its wholly owned subsidiaries, Autolus Holdings (UK) Limited, Autolus Limited, Autolus Inc. and Autolus GmbH, and have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated upon consolidation. The significant accounting policies used in preparation of these unaudited condensed consolidated financial statements are consistent with those discussed in Note 2, “Summary of Significant Accounting Policies” in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022 as filed with the Securities and Exchange Commission on March 7, 2023 (the “Annual Report”).
In the opinion of management, all adjustments considered necessary to present fairly the results of the interim periods have been included and consist only of normal and recurring adjustments. Certain information and footnote disclosures have been condensed or omitted as permitted under U.S. GAAP. The results for the three and six months ended June 30, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023, any other interim periods, or any future year or period. As such, the information included in these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2022, included in the Annual Report.
Foreign Currency Translation
The reporting currency of the Company is the U.S. dollar. The Company has determined the functional currency of the ultimate parent company, Autolus Therapeutics plc, is Pound Sterling. The functional currency of subsidiary operations is the applicable local currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction.
Exchange gains or losses arising from foreign currency transactions are included in the determination of net income (loss) for the respective periods. The Company recorded foreign exchange gains of $0.4 million and foreign exchange losses of $1.4 million for the three months ended June 30, 2023 and 2022, respectively, and foreign exchange gains $1.3 million and foreign exchange losses of $0.6 million for the six months ended June 30, 2023 and 2022, respectively, which are included in other income (expenses), net in the unaudited condensed consolidated statements of operations and comprehensive loss.
Use of Estimates
Lease Term—Impact on Right-of-Use Assets and Lease Liabilities
The lease term can materially impact the value of the right of use assets and lease liabilities recorded on our balance sheet as required under ASC 842. In September 2021, the Company entered into an arrangement for lease with Forge Life Sciences Nominee, an affiliate of the Reef Group, for the design, construction and lease of a new 70,000 square foot manufacturing facility, "The Nucleus", in Stevenage, United Kingdom. Under this arrangement, the landlord will lease the facility to the Company on agreed terms, upon satisfaction of certain conditions and completion of construction. This facility will form the basis of the Company's new commercial manufacturing facility. As of June 30, 2023, the landlord has handed over multiple clean rooms and additional portions of the facility to the Company. As the landlord has provided access to the aforementioned portions of the facility to the Company, the definition of a lease in accordance with ASC 842, was met. The remaining portion of the facility will be handed over by the landlord to the Company upon satisfaction of certain conditions and completion of the remaining construction. A lease agreement will be executed upon satisfactory completion and handover of the full facility. The Company is required to pay a pro-rated license fee for each portion of the facility which the Company has been granted access. As a result, the Company have estimated the date the full facility will be handed over to the Company which impacts the lease term and the estimated license fees payable up to execution of the lease agreement
The Company calculates the lease term for The Nucleus by taking into account, the noncancellable period specified in the agreement together with the estimated periods a license fee is payable by us to the landlord for portions of The Nucleus handed over to the Company.
Recent Accounting Pronouncements Not Yet Adopted
There are no new accounting pronouncements that have been issued by the Financial Accounting Standards Board, "FASB", that are applicable to the Company.